T. ROWE PRICE European Stock Fund
July 31, 2021 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRIA 2.1%
Common Stocks 2.1%
BAWAG Group  314,022 17,839
Mayr Melnhof Karton  45,328 9,645
Total Austria (Cost
$22,641
)
27,484
DENMARK 4.3%
Common Stocks 4.3%
Coloplast, B Shares  99,848 18,259
Pandora  110,937 14,350
ROCKWOOL International, B Shares  28,512 15,129
Topdanmark  185,607 9,452
Total Denmark (Cost
$44,556
)
57,190
FINLAND 4.0%
Common Stocks 4.0%
Sampo, A Shares  473,832 22,805
Stora Enso, R Shares  790,956 15,662
Valmet  354,215 14,783
Total Finland (Cost
$38,972
)
53,250
FRANCE 10.6%
Common Stocks 10.6%
Airbus (1) 227,496 31,205
EssilorLuxottica  95,796 18,085
Sanofi  243,775 25,127
SEB  116,241 19,314
Teleperformance  46,486 19,608
Thales  134,560 14,123
Verallia  363,710 13,487
Total France (Cost
$108,008
)
140,949
GERMANY 13.4%
Common Stocks 13.4%
adidas  52,796 19,163
Evotec (1) 202,466 8,395
Infineon Technologies  428,228 16,364

T. ROWE PRICE European Stock Fund

Shares $ Value
(Cost and value in $000s)
KION Group  127,224 13,510
Knorr-Bremse  110,087 12,466
Norma Group  94,419 5,000
Scout24  244,281 20,919
Siemens  207,627 32,397
Symrise  142,665 21,036
Zalando (1) 267,036 29,671
Total Germany (Cost
$123,435
)
178,921
ITALY 6.0%
Common Stocks 6.0%
Davide Campari-Milano  1,289,182 18,124
De' Longhi  335,471 14,835
Ferrari  90,374 19,696
FinecoBank Banca Fineco (1) 792,538 14,191
Prysmian  358,305 12,846
Total Italy (Cost
$51,758
)
79,692
NETHERLANDS 8.8%
Common Stocks 8.8%
Akzo Nobel  175,520 21,681
ASML Holding  73,744 56,369
ING Groep  1,384,000 17,758
Koninklijke DSM  107,829 21,736
Total Netherlands (Cost
$64,837
)
117,544
PORTUGAL 1.8%
Common Stocks 1.8%
Jeronimo Martins  1,200,729 24,475
Total Portugal (Cost
$20,613
)
24,475
SPAIN 7.1%
Common Stocks 7.1%
Aedas Homes  348,028 10,545
Amadeus IT Group, A Shares (1) 343,065 22,499
Cellnex Telecom  450,934 29,408
Fluidra  332,765 13,490

T. ROWE PRICE European Stock Fund

Shares $ Value
(Cost and value in $000s)
Iberdrola  1,602,709 19,289
Total Spain (Cost
$69,941
)
95,231
SWEDEN 5.3%
Common Stocks 5.3%
Assa Abloy, B Shares  587,444 18,843
Epiroc, A Shares  725,700 16,905
Husqvarna, B Shares  1,041,361 14,572
Swedbank, A Shares  1,062,367 20,688
Total Sweden (Cost
$44,293
)
71,008
SWITZERLAND 11.8%
Common Stocks 11.8%
Alcon  262,956 19,143
Barry Callebaut  6,803 17,246
Julius Baer Group  271,018 17,888
Lonza Group  31,148 24,253
Partners Group Holding  8,750 14,948
Roche Holding  110,883 42,835
Zurich Insurance Group  51,970 20,953
Total Switzerland (Cost
$110,811
)
157,266
UNITED KINGDOM 23.8%
Common Stocks 23.8%
Abcam (1) 283,151 5,354
Ascential (1) 2,709,720 16,294
Ashtead Group  318,300 23,818
AstraZeneca  248,944 28,606
Bridgepoint Group (1) 976,716 6,585
Burberry Group  624,424 17,911
Dechra Pharmaceuticals  226,448 15,638
Experian  441,624 19,443
Great Portland Estates  1,304,696 13,808
Greggs (1) 410,886 15,744
Howden Joinery Group  1,216,997 15,166
InterContinental Hotels Group (1) 191,637 12,656
London Stock Exchange Group  204,893 21,364
Mondi  572,130 15,862
National Grid  1,305,322 16,690
Prudential  1,054,321 19,799

T. ROWE PRICE European Stock Fund

Shares $ Value
(Cost and value in $000s)
Segro  784,249 13,257
Smith & Nephew  1,045,752 21,340
Trainline (1) 1,633,891 7,703
UNITE Group  595,267 9,581
Total United Kingdom (Cost
$250,518
)
316,619
SHORT-TERM INVESTMENTS 0.7%
Money Market Funds 0.7%
T. Rowe Price Government Reserve Fund, 0.04% (2)(3) 9,390,504 9,391
Total Short-Term Investments (Cost $9,391) 9,391
Total Investments in Securities 99.7%
(Cost $959,774) $ 1,329,020
Other Assets Less Liabilities 0.3% 4,077
Net Assets 100.0% $ 1,333,097
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies

T. ROWE PRICE European Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.03% $ — $ — $ 2
T. Rowe Price Short-Term Fund, 0.08% — — —++
Totals $ —# $ — $ 2+
Supplementary Investment Schedule
Affiliate
Value
10/31/20
Purchase
Cost
Sales
Cost
Value
07/31/21
T. Rowe Price Government
Reserve Fund, 0.03% $ 24,758  ¤  ¤ $ 9,391
T. Rowe Price Short-Term Fund,
0.08% —  ¤  ¤ —
Total $ 9,391^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $2 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $9,391.

T. ROWE PRICE European Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price European Stock Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE European Stock Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE European Stock Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE European Stock Fund

F79-054Q3 07/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ —  $ 1,319,629  $ —  $ 1,319,629
Short-Term Investments 9,391  —  —  9,391
Total $ 9,391  $ 1,319,629  $ —  $ 1,329,020